INTANGIBLE ASSETS (Details) - Schedule of finite-lived and indefinite-lived intangible assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-lived intangible assets:
Gross Carrying Amount	$ 26,091	$ 26,091	$ 26,091
Accumulated Amortization	2,202	1,812	581
Net Carrying Amount	23,889	24,279	25,510
Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	7,091	7,091	7,091
Accumulated Amortization	2,202	1,812	581
Net Carrying Amount	4,889	5,279	6,510
Finite-Lived Intangible Assets [Member] | Customer Contracts [Member]
Finite-lived intangible assets:
Gross Carrying Amount	925	925	925
Accumulated Amortization	725	525	71
Net Carrying Amount	$ 200	$ 400	$ 854
Weighted-Average Useful Life (in Years)	2 months 12 days	6 months	8 years
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 1,000	$ 1,000	$ 1,000
Accumulated Amortization	350	304	122
Net Carrying Amount	$ 650	$ 696	$ 878
Weighted-Average Useful Life (in Years)	4 years 1 month 6 days	4 years 4 months 24 days	5 years 2 months 12 days
Finite-Lived Intangible Assets [Member] | Customer Lists [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 650	$ 650	$ 650
Accumulated Amortization	249	217	87
Net Carrying Amount	$ 401	$ 433	$ 563
Weighted-Average Useful Life (in Years)	3 years	3 years 3 months 18 days	4 years 3 months 18 days
Finite-Lived Intangible Assets [Member] | Brand [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 4,516	$ 4,516	$ 4,516
Accumulated Amortization	878	766	302
Net Carrying Amount	$ 3,638	$ 3,750	$ 4,214
Weighted-Average Useful Life (in Years)	8 years	8 years 3 months 18 days	9 years 3 months 18 days
Indefinite-lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 19,000	$ 19,000
Accumulated Amortization
Net Carrying Amount	$ 19,000	19,000
Licensing Agreements [Member] | Indefinite-lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount		19,000	$ 19,000
Accumulated Amortization
Net Carrying Amount		$ 19,000	$ 19,000